Share-Based Compensation Expense (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
share-based compensation expense	1,833	732
Stock Options
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
share-based compensation expense	1,376	690
Directors Deferred Stock
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
share-based compensation expense	155
Employee Share Purchase Plan
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
share-based compensation expense	42	9
Performance Shares
Schedule Of Employee Service Share Based Compensation Expense Allocation [Line Items]
share-based compensation expense	260	33